UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.2%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,263,781
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,380,268

		$2,644,049

Education — 27.7%
Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$600	$609,510
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,228,090
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	625	657,612
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,500	1,637,835
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,267,431
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,500	1,754,175
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	415	482,255
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,513,161
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,420	1,725,598

		$11,875,667

Escrowed/Prerefunded — 1.0%
Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$400	$409,864

		$409,864

General Obligations — 17.1%
Boston, 4.00%, 4/1/24	$300	$343,107
Cambridge, 4.00%, 2/15/21	595	706,628
Danvers, 5.25%, 7/1/36	885	1,047,902
Lexington, 4.00%, 2/1/20	320	379,702
Lexington, 4.00%, 2/1/21	415	494,070
Lexington, 4.00%, 2/1/22	430	514,809
Lexington, 4.00%, 2/1/23	355	426,597
Newton, 5.00%, 4/1/36	750	850,725
Plymouth, 5.00%, 5/1/31	345	406,962
Plymouth, 5.00%, 5/1/32	315	370,506
Wayland, 5.00%, 2/1/33	510	605,584
Wayland, 5.00%, 2/1/36	770	899,052
Winchester, 5.00%, 4/15/36	245	286,949

		$7,332,593

Hospital — 25.8%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$250	$278,442
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	759,144

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	$1,655	$1,880,974
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,352,683
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	558,795
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,238,092
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	755	769,677
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,006,666
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,000	2,170,680
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	675	675,925
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	377,783

		$11,068,861

Housing — 6.5%
Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$2,100	$2,129,799
Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	650	670,059

		$2,799,858

Industrial Development Revenue — 1.3%
Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$575	$576,426

		$576,426

Insured-Education — 10.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,378,640
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	1,365	1,828,090
Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,165	1,184,677

		$4,391,407

Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$570	$623,232

		$623,232

Insured-General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,384,360

		$1,384,360

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$371,807

		$371,807

Insured-Other Revenue — 1.8%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$776,576

		$776,576

Insured-Special Tax Revenue — 11.5%
Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,450	$1,485,264
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,000	1,270,900

Security	Principal Amount (000’s omitted)	Value
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	$1,340	$1,519,882
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,745	332,818
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,090	336,929

		$4,945,793

Insured-Student Loan — 4.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$365	$408,501
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,625	1,642,111

		$2,050,612

Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$315	$328,491

		$328,491

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$500	$586,525
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	505	579,462

		$1,165,987

Senior Living/Life Care — 5.8%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$250	$249,993
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,500	1,500,720
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	125	136,720
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	140	137,960
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	475	446,642

		$2,472,035

Special Tax Revenue — 7.7%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$140	$163,335
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	1,665	722,710
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	5,195	1,929,371
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	75	78,383
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	335	396,265

		$3,290,064

Transportation — 7.0%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,661,220
Massachusetts Port Authority, 5.00%, 7/1/28	500	585,885
Massachusetts Port Authority, 5.00%, 7/1/34	670	762,152

		$3,009,257

Water and Sewer — 10.9%
Boston Water and Sewer Commission, 5.00%, 11/1/26	$2,005	$2,399,805
Boston Water and Sewer Commission, 5.00%, 11/1/29	495	585,516
Boston Water and Sewer Commission, 5.00%, 11/1/31	225	263,542
Massachusetts Water Resources Authority, 5.00%, 8/1/28	1,195	1,441,445

		$4,690,308

Value
Total Tax-Exempt Investments — 154.4% (identified cost $59,510,699)	$66,207,247

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (46.8)%	$(20,050,536)

Other Assets, Less Liabilities — (7.6)%	$(3,285,935)

Net Assets Applicable to Common Shares — 100.0%	$42,870,776

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2012, 22.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 13.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $918,090.

A summary of open financial instruments at August 31, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/12	34 U.S. 30-Year Treasury Bond	Short	$(5,091,172)	$(5,147,812)	$(56,640)

At August 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $56,640.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,508,742

Gross unrealized appreciation	$6,991,201
Gross unrealized depreciation	(177,696)

Net unrealized appreciation	$6,813,505

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$66,207,247	$—	$66,207,247
Total Investments	$—	$66,207,247	$—	$66,207,247

Liability Description
Futures Contracts	$(56,640)	$—	$—	$(56,640)
Total	$(56,640)	$—	$—	$(56,640)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012